Provisions	12 Months Ended
Oct. 31, 2020
Provisions [Abstract]
Provisions
21 Provisions

	October 31, 2020	October 31, 2019
	$m	$m
Onerous leases and dilapidations	16.9	34.2
Restructuring	30.8	36.4
Legal	9.7	5.7
Other	14.8	2.1
Total	72.2	78.4

Current	49.7	29.3
Non-current	22.5	49.1
Total	72.2	78.4

		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At October 31, 2019		34.2	36.4	5.7	2.1	78.4
Adoption of IFRS 16[1]		(16.7)	-	-	-	(16.7)
At November 1, 2019		17.5	36.4	5.7	2.1	61.7
Acquisitions – ATAR Labs	33	-	0.4	-	-	0.4
Additional provision in the period		3.2	34.7	5.4	12.7	56.0
Released		(3.1)	(5.9)	(0.7)	-	(9.7)
Utilization of provision		(1.0)	(35.7)	(0.8)	-	(37.5)
Effects of movements in exchange rates		0.3	0.9	0.1	-	1.3
At October 31, 2020		16.9	30.8	9.7	14.8	72.2

Current		5.0	20.2	9.7	14.8	49.7
Non-current		11.9	10.6	-	-	22.5
Total		16.9	30.8	9.7	14.8	72.2

1As described in I Significant Accounting Policies W “Adoption of new and revised International Financial Reporting Standards” onerous lease provisions recognized at October 31, 2019 have been recorded as an impairment against the right-of-use assets recognized on adoption of IFRS 16.

		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2018		35.1	50.7	7.0	-	92.8
Acquisitions – Interset Software Inc.	33	-	-	-	0.7	0.7
Additional provision in the period		19.2	49.4	5.4	2.1	76.1
Released		(7.4)	(19.8)	(6.2)	-	(33.4)
Utilization of provision		(13.9)	(43.5)	(0.5)	(0.7)	(58.6)
Unwinding of discount		1.1	-	-	-	1.1
Effects of movements in exchange rates		0.1	(0.4)	-	-	(0.3)
At October 31, 2019		34.2	36.4	5.7	2.1	78.4

Current		9.5	12.0	5.7	2.1	29.3
Non-current		24.7	24.4	-	-	49.1
Total		34.2	36.4	5.7	2.1	78.4

Onerous contracts and dilapidations provisions
The onerous contracts relate to onerous non-rental related property costs and dilapidations provision relates to obligations to restore leased Group properties. These positions are expected to be fully utilized within eight years. An additional provision of $3.2 million was recorded in the 12 months ended October 31, 2020 (2019: $19.2 million), mainly across European and US sites, as the property portfolio was reassessed, including planned site vacations and a review of obligations to restore leased property at the end of the lease period.

Restructuring provisions
Restructuring provisions relate to severance resulting from headcount reductions. The majority of provisions are expected to be fully utilized within 24 months. Restructuring costs are reported within exceptional costs (note 4).

Legal provisions
Legal provisions include the directors’ best estimate of the likely outflow of economic benefits associated with on-going legal matters. Further information on legal matters can be found in note 30, contingent liabilities.

Other provisions
Other provisions at October 31, 2020 relate to interest on uncertain tax provisions of $7.6 million (2019: $2.1 million), a $2.8 million sales tax provision (2019: $nil) and a provision for estimated unclaimed property exposure pertaining to accounts payable of $4.4 million (2019: $nil).